PACIFIC GLOBAL FUND, INC.

D/B/A PACIFIC ADVISORS FUND INC.

SUPPLEMENT DATED JUNE 26, 2018

TO THE PROSPECTUS DATED MAY 1, 2018

This Supplement updates information contained in the Prospectus for Pacific Global Fund, Inc. d/b/a Pacific Advisors Fund Inc. (the “Company”), dated May 1, 2018.  Please keep this Supplement together with your Prospectus for future reference.

Page 10 - The following is added as the first paragraph under “PORTFOLIO MANAGER:

George A. Henning, President, PGIMC, is a portfolio manager with respect to the equity securities portion of the Fund.  Mr. Henning has managed the Fund since 2018, and has been associated with PGIMC since 1991.

The following updates information appearing under the heading “INVESTMENT MANAGER” on pages 42-43 of the prospectus:

George A. Henning. Mr. Henning is the portfolio manager of the Small Cap Value Fund. He also serves as the portfolio manager of the Mid Cap Value Fund and a portfolio manager with respect to the equity securities portion of the Balanced Fund.

Mr. Henning is Chairman of the Company and Chairman, principal stockholder and President of PGIMC. He also serves as the Chairman of Pacific Global Fund Distributors, Inc. (“PGFD”), and Pacific Global Investor Services, Inc. (“PGIS”), the Funds’ transfer, dividend disbursing, and administrative services agent. He has been associated with these firms since 1991.

Jingjing Yan, CFA. Ms. Yan is the portfolio manager of the Income and Equity Fund. She also serves as a portfolio manager with respect to the fixed income portion of the Balanced Fund.

Ms. Yan is Treasurer of the Company and serves as a Vice President and Treasurer of PGIMC, and Treasurer of PGFD and PGIS. She has been associated with these firms since 2001.

Information pertaining to Charles Suh, CFA under the heading “PORTFOLIO MANAGER” on pages 5 and 10 and under “INVESTMENT MANAGER” on pages 42-43 of the prospectus is deleted in its entirety.

PACIFIC GLOBAL FUND, INC.

D/B/A PACIFIC ADVISORS FUND INC.

SUPPLEMENT DATED JUNE 26, 2018

TO STATEMENT OF ADDITIONAL INFORMATION

DATED MAY 1, 2018

This Supplement updates information contained in the Statement of Additional Information for Pacific Global Fund Inc. d/b/a Pacific Advisors Fund Inc. (the “Company”), dated May 1, 2018.  Please keep this Supplement together with your Prospectus and Statement of Additional Information for future reference.

Information pertaining to Charles Suh appearing under the headings “INVESTMENT MANAGER — PACIFIC GLOBAL INVESTMENT MANAGEMENT COMPANY” on page 17 and “PORTFOLIO MANAGERS — OTHER ACCOUNTS MANAGED”, “PORTFOLIO MANAGERS — COMPENSATION”, “PORTFOLIO MANAGERS — OWNERSHIP OF SECURITIES” on pages 19 and 20 is deleted effective June 22, 2018.